Financial Income and Expenses	12 Months Ended
Jun. 30, 2025
Financial income and expenses [Abstract]
Financial Income and Expenses
21.	Financial Income and Expenses

	2025 $’000	2024 $’000	2023 $’000
Financial income
Interest on bank accounts	4,288	7,668	2,817
Net foreign exchange gains	236	–	13,510
Total financial income	4,524	7,668	16,327
Financial expenses
Discounting on provisions and other liabilities	(409)	(1,380)	–
Interest on lease liabilities	(406)	(727)	(148)
Interest on preference shares	(3,650)	(1,209)	(1,177)
Net foreign exchange losses	–	(470)	–
Other financial expenses	(417)	(260)	(181)
Total financial expenses	(4,882)	(4,046)	(1,506)
Net financial income/(expense)	(358)	3,622	14,821